Note 14 - COMMITMENTS AND CONTINGENCIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 14 - Commitments And Contingencies Details 1
Rent Expenses under operating leases	$ 1,196	$ 911	$ 937